Property, plant and equipment	12 Months Ended
Jun. 30, 2023
Property, plant and equipment
Property, plant and equipment

13.Property, plant and equipment

	June 30,
	2023	2022

	(In thousands of US Dollars)
Cost: Office equipment
Opening Balance at July 1	38	24
Additions	27	17
Exchange differences	(2)	(3)
Closing Balance at June 30	63	38
Accumulated depreciation: Office equipment
Opening Balance at July 1	(19)	(10)
Depreciation expense	(15)	(10)
Exchange differences	1	1
Closing Balance at June 30	(33)	(19)
Net book value as of June 30	30	19